Loans and Leases	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans and Leases

NOTE 3 - LOANS AND LEASES

Loans outstanding at December 31, 2013 and 2012, are as follows:

	(Expressed in Thousands)
	2013	2012
Consumer Real Estate:
Construction	$487	$730
Farmland	136	239
Residential 1-4 Family	23,275	22,439
Home Equity Loans	1,665	1,960
Home Equity Lines of Credit	3,684	3,157

Total Consumer Real Estate	29,247	28,525
Commercial Real Estate:
Non-farm, non-residential	35,345	41,164
Multifamily (5 or more) residential properties	8,762	8,986

Total Commercial Real Estate	44,107	50,150
Commercial and Other Loans:
Commercial	5,489	5,626
Non-rated industrial development obligations	11,200	9,954
Other loans	36	23

Total Commercial and Other Loans	16,725	15,603
Consumer Loans:
Installment and other loans to individuals	2,921	4,668
Credit Cards	535	563

Total Consumer Loans	3,456	5,231

Total loans	93,535	99,509
Less unearned interest and deferred fees	133	122

Net loans	$93,402	$99,387

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. These policies and procedures are reviewed by management and approved by the Board of Directors on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentration of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company originates direct and indirect consumer loans including principally residential real estate, home equity lines and loans, credit cards, and indirect vehicle loans using a credit analysis as part of the underwriting process. Each loan type has a separate underwriting criteria, which consists of several factors including debt to income, type of collateral, credit history and customer relationship with the Company. Credit risk is driven by factors such as the creditworthiness of a borrower and general economic conditions in the Company’s market area that might impact the borrower’s personal income, employment, or collateral value. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably. Underwriting standards are designed to promote relationship banking rather than transactional banking. The Company’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of the borrower, however, may not be as expected and the collateral securing the loan may fluctuate in value. Credit risk in these loans is driven by the creditworthiness of a borrower and the economic conditions that impact the cash flow stability from business operations. Minimum standards and underwriting guidelines have been established for commercial loan types.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be adversely affected by the general economy or conditions specific to the real estate market such as geography and/or property type.

Construction and land development real estate loans are usually based upon estimates of costs and estimated value of the completed project and include independent appraisal reviews and a financial analysis of the developers and property owners. Sources of repayment of these loans may include permanent loans, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are considered to be higher risk than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, general economic conditions and the availability of long-term financing. Credit risk in these loans may be impacted by the creditworthiness of a borrower, property values and the economic conditions in the Company’s market areas.

Non-accrual loans amounted to $1,270,447 and $3,550,640 at December 31, 2013 and 2012, respectively. The amount of interest income that would have been recognized had the loans performed in accordance with their original terms was $84,793, $216,468 and $353,340 for 2013, 2012 and 2011, respectively.

The following tables present the contractual aging of the recorded investment in past due loans by class of loans (in thousands):

	December 31, 2013
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$16,693	$10	$—	$22	$32	$16,725	$—
Commercial real estate	43,244	159	—	704	863	44,107	—
Consumer real estate	28,994	168	9	76	253	29,247	—
Consumer	3,451	4	—	1	5	3,456	—
Unearned interest and deferred fees	(133)	—	—	—	—	(133)	—

Total loans	$92,249	$341	$9	$803	$1,153	$93,402	$—

Non-accrual loans included above are as follows:
Commercial and Other Loans	$4	$—	$—	$22	$22	$26	$—
Commercial real estate	22	159	—	704	863	885	—
Consumer real estate	146	124	9	76	209	355	—
Consumer	—	3	—	1	4	4	—

Total non-accrual loans	$172	$286	$9	$803	$1,098	$1,270	$—

	December 31, 2012
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$15,515	$65	$—	$23	$88	$15,603	$—
Commercial real estate	47,261	31	—	2,858	2,889	50,150	—
Consumer real estate	28,006	139	295	85	519	28,525	—
Consumer	5,214	4	7	6	17	5,231	—
Unearned interest and deferred fees	(122)	—	—	—	—	(122)	—

Total loans	$95,874	$239	$302	$2,972	$3,513	$99,387	$—

Non-accrual loans included above are as follows:
Commercial and Other Loans	$8	$—	$—	$23	$23	$31	$—
Commercial real estate	257	—	—	2,858	2,858	3,115	—
Consumer real estate	195	108	—	85	193	388	—
Consumer	10	—	1	6	7	17	—

Total non-accrual loans	$470	$108	$1	$2,972	$3,081	$3,551	$—

The Company utilizes an internal asset classification system as a means of reporting problem and potential problem loans. Risk ratings are assigned to individual credit exposures as an aspect of the credit approval and are adjusted thereafter to reflect changes in risk exposure as the borrower’s condition changes. The most significant factor used to determine the risk rating is the borrower’s primary source of repayment which includes a cash flow analysis. Other items considered in the loan review include secondary sources of repayment, financial trends, collateral value and characteristics, the size of the loan, and external factors impacting the borrower’s repayment ability.

Loans rated as “Pass” include those that have minimal, modest, acceptable, and higher risk. Minimal risk loans are fully secured by marketable securities or cash collateral, or loans supported by the United States Treasury. Modest risk loans have borrowers with stable cash flows over an extended period of time and extensive access to credit from several sources. Acceptable risk loans include individual borrowers with substantial liquid assets and commercial borrowers with strong cash flow. Higher risk loans have adequate sources of repayment and no current identifiable risk for repayment and loans that are slightly below average due to any number of factors such as income, collateral, or the lack of sufficient financial information.

Problem and potential problem loans are classified as “Special Mention,” “Substandard,” and “Doubtful.” Substandard loans are inadequately protected by the current worth and paying capacity of the borrower or the collateral pledged, if any. These loans have a well-defined weakness, or weaknesses, that jeopardize the liquidation of the debt and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses that deserve management’s close attention are deemed to be Special Mention.

The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2013 and 2012 (in thousands):

December 31, 2013	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$16,675	$—	$50	$—	$16,725
Commercial Real Estate	35,302	3,936	4,869	—	44,107
Construction and Farmland	272	—	351	—	623

Total	$52,249	$3,936	$5,270	$—	$61,455

Current	$52,249	$3,936	$4,349	$—	$60,534
Past Due 30-59 days	—	—	10	—	10
Past Due 60-89 days	—	—	—	—	—
Past Due 90 days or more	—	—	—	—	—
Non- accrual	—	—	911	—	911

Total	$52,249	$3,936	$5,270	$—	$61,455

December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,572	$—	$31	$—	$15,603
Commercial Real Estate	39,873	3,465	6,812	—	50,150
Construction and Farmland	969	—	—	—	969

Total	$56,414	$3,465	$6,843	$—	$66,722

Current	$56,349	$3,465	$3,728	$—	$63,542
Past Due 30-59 days	65	—	—	—	65
Past Due 60-89 days	—	—	—	—	—
Past Due 90 days or more	—	—	—	—	—
Non- accrual	—	—	3,115	—	3,115

Total	$56,414	$3,465	$6,843	$—	$66,722

For consumer and residential real estate loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in those loan classes based on payment activity as of December 31, 2013 and 2012 (in thousands):

2013	Performing	Non-performing	Total
Consumer	$3,452	$4	$3,456
Consumer Real Estate	28,269	355	28,624

Total	$31,721	$359	$32,080

2012	Performing	Non-performing	Total
Consumer	$5,214	$17	$5,231
Consumer Real Estate	28,247	388	28,635

Total	$33,461	$405	$33,866

	December 31,
	2013	2012	2011

Average investment in impaired loans	$2,415	$3,646	$4,235

Related allowance for loan losses	168	642	836

Partial charge-offs	—	—	—

Interest income recognized on a cash basis on impaired loans	—	—	—

The Company also evaluates problem loans for impairment. A loan is considered to be impaired if it is probable that the Company will not be able to collect the payments for principal and interest when due according to the contractual terms of the loan agreement. Impaired loans generally include all non-accrual loans and Troubled Debt Restructurings (TDR’s).

At December 31, 2013, there were funds of $5,711 committed to be advanced in connection with impaired loans. No additional funds were committed to be advanced in connection with impaired loans at December 31, 2012.

Interest income of $1,265 was recognized on impaired loans subsequent to their classification as impaired for the year ended December 31, 2013. No interest income was recognized on impaired loans subsequent to their classification as impaired for the years ended December 31, 2012 and 2011. Year-end impaired loans are set forth in the following table (in thousands):

	December 31, 2013
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$36	$4	$32	$36	$32
Commercial real estate	930	378	552	930	136
Consumer real estate	231	231	—	231	—

Total	$1,197	$613	$584	$1,197	$168

	December 31, 2012
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$31	$8	$23	$31	$23
Commercial real estate	3,115	537	2,578	3,115	619
Consumer real estate	226	226	—	226	—

Total	$3,372	$771	$2,601	$3,372	$642

The average recorded investment in impaired loans are set forth below in the following table (in thousands):

	Average Recorded Investment
	December 31, 2013	December 31, 2012

Commercial and Other Loans	28	32
Commercial real estate	2,157	3,112
Consumer real estate	230	502

Total	$2,415	$3,646

The Company’s loan portfolio also includes certain loans that have been modified in a Troubled Debt Restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. The concession granted on the TDR that originated in 2013 and the two consumer real estate TDR’s from 2012 was an extension of the maturity date. The concessions granted on the 2012 commercial real estate TDR’s included a rate reduction and maturity extension for one loan totaling $82,037, interest only payments for six months for one loan totaling $255,190 and a rate reduction for one loan totaling $2,430,920. Certain TDRs are classified as nonaccrual at the time of restructure and may only be returned to accrual status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months. TDR’s on accrual status may remain in accrual status after they have been restructured as long as they continue to perform in accordance with their modified terms. There was one TDR in accrual status at December 31, 2013 and none at December 31, 2012.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan’s classification at origination.

The following tables include the recorded investment and number of modifications for modified loans, as of the respective dates. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

	December 31, 2013			December 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Commercial and Other Loans	—	$—	$—	—	$—	$—
Commercial real estate	1	46	46	3	2,768	2,231
Consumer real estate	—	—	—	2	27	21

Total	1	$46	$46	5	$2,795	$2,252

Troubled Debt Restructurings That subsequently defaulted
Commercial and Other Loans	—	$—	$—	—	$—	$—
Commercial real estate	—	—	—	2	2,513	2,094
Consumer real estate	—	—	—	1	23	18

Total	—	$—	$—	3	$2,536	$2,112

At December 31, 2013, there were funds of $5,711 committed to be advanced to customers whose loans were classified as TDR’s. No additional funds were committed to be advanced to customers whose loans were classified as TDR’s at December 31, 2012. No troubled debt restructurings modified in the past 12 months subsequently defaulted.